S000008981 [Member] Performance Management - S000008981 [Member]	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invested a majority of its assets. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart [Heading]	Year by Year Total Return (%)as of December 31 Each Year
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2020 26.59% Worst 1st Quarter 2020 -27.04%
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Availability Website Address [Text]	columbiathreadneedleus.com
Performance Availability Phone [Text]	800.345.6611
C000024403 [Member]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	26.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(27.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020